Inventories, Net (Tables)	6 Months Ended
Sep. 30, 2019
Inventory Disclosure [Abstract]
Schedule of inventories, net
	September 30,	March 31,
	2019	2019
	(unaudited)
Raw material	$341,759	$315,686
Finished goods	526,223	715,344
Provision for inventory	(21,701)	(23,112)
	$846,281	$1,007,918